OPTIONS (Tables)	12 Months Ended
Jun. 30, 2021
Other Liabilities Disclosure [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

As of June 30, 2021, the Company had 490,000 outstanding vested stock options with a weighted average remaining term over 0.03 years and 6,659 unvested stock options with a weighted average remaining term over 0.03 years. The following table summarized the Company’s stock option activity:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life in Years
Outstanding, June 30, 2018	640,000	$1.50	1.81
Exercisable, June 30, 2018	90,000	$1.50	2.14

Granted	-	-	-
Cancelled	(160,000)	-	-
Exercised	-	-	-
Outstanding June 30, 2019	480,000	$1.50	1.22
Exercisable, June 30, 2019	270,000	$1.50	1.14

Granted	160,000	-	-
Cancelled	(140,000)	-	-
Exercised	-	-	-
Outstanding June 30, 2020	500,000	$1.50	0.35
Exercisable, June 30, 2020	413,337	$1.50	0.19

Granted	-	-	-
Cancelled	-	-	-
Exercised	(10,000)	-	-
Outstanding June 30, 2021	490,000	$1.50	0.03
Exercisable, June 30, 2020	483,341	$1.50	0.03